Risk Report - Asset Quality - Overview of Financial Assets Subject to Impairment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		€ 796,683		€ 760,807
Allowance for credit losses		6,156		5,799
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost		7		14		€ 4
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions		12		2		9
Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		727,810		681,147
Allowance for credit losses		421		438
Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		53,383		63,836
Allowance for credit losses		888		736
Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		14,874		15,214
Allowance for credit losses		4,600		4,412
Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		615		609
Allowance for credit losses		247		213
Amortized Cost
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount	[1]	796,683		760,807
Allowance for credit losses	[1],[2]	6,156		5,799
Amortized Cost | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount	[1]	727,810		681,147
Allowance for credit losses	[1],[2]	421		438
Amortized Cost | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount	[1]	53,383		63,836
Allowance for credit losses	[1],[2]	888		736
Amortized Cost | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount	[1]	14,874		15,214
Allowance for credit losses	[1],[2]	4,600		4,412
Amortized Cost | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount	[1]	615		609
Allowance for credit losses	[1],[2]	247		213
of which Loans
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		484,270		489,579
Allowance for credit losses	[2]	6,049		5,668
of which Loans | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		416,848		417,456
Allowance for credit losses	[2]	409		411
of which Loans | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		52,092		56,540
Allowance for credit losses	[2]	881		718
of which Loans | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		14,720		14,974
Allowance for credit losses	[2]	4,513		4,326
of which Loans | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Gross carrying amount		610		609
Allowance for credit losses	[2]	247		213
Fair Value through OCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses		48	[3]	38	[4]	48	[5]	€ 69
Fair value (in EUR per share)		43,644		42,090
Fair Value through OCI | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses		12	[3]	12	[4]	13	[5]
Fair value (in EUR per share)		43,030		36,828
Fair Value through OCI | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses		22	[3]	16	[4]	13	[5]
Fair value (in EUR per share)		466		5,176
Fair Value through OCI | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses		14	[3]	10	[4]	22	[5]
Fair value (in EUR per share)		147		86
Fair Value through OCI | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses		0	[3]	0	[4]	€ 0	[5]
Fair value (in EUR per share)		0		0
Off-balance sheet
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses	[6]	393		361
Notional amount		351,164		341,840
Off-balance sheet | Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses	[6]	98		106
Notional amount		321,740		313,625
Off-balance sheet | Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses	[6]	96		82
Notional amount		26,678		25,983
Off-balance sheet | Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses	[6]	196		173
Notional amount		2,724		2,225
Off-balance sheet | Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses	[6]	2		0
Notional amount		€ 21		€ 7

[1]	Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets

[2]	Allowance for credit losses do not include allowance for country risk amounting to € 7 million as of December 31, 2025 and € 14 million as of December 31, 2024
[3]	Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 38 million at December 31, 2024 and € 48 million as of
December 31, 2025). Due to immateriality, no details on the year-over-year development is provided.

[4]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 48 million at December 31, 2023 and
€ 38 million as of December 31, 2024). Due to immateriality, no details on the year-over-year development is provided.

[5]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 69 millionat December 31, 2022 and € 48 million as of December 31, 2023, respectively). Due to immateriality, no details on the year-over-year development is provided.

[6]	Allowance for credit losses do not include allowance for country risk amounting to € 12 million as of December 31, 2025 and € 2 million as of December 31, 2024